LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE	9 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE

5.	LONG - TERM BORROWINGS AND OTHER NOTES PAYABLE

Debt assumed from Arcadian

As a result of the acquisition of Arcadian, the Company guaranteed Arcadian's then outstanding debt obligations totaling $700,000 owed to Ben Franklin Technology Partners of Southeastern Pennsylvania ("BFTP"). The maturity date for the debt is September 30, 2021 and interest accrues at an 8% annual rate.  Unpaid interest was $122,100 as of June 30, 2019. The Company recorded the debt at its fair value and recorded a discount of $84,100 as of June 30, 2019 attributable to the difference between the market interest rate and the stated interest rate on the debt. Interest expense related to the accretion of debt discount for the three months ended June 30, 2019 and 2018 was $9,400 and $9,400, respectively. Interest expense related to the accretion of debt discount for the nine months ended June 30, 2019 and 2018 was $28,100 and $23,400, respectively.

A balloon payment of $700,000 plus interest will be made on the scheduled maturity date of September 30, 2021.

The changes in carrying amounts of the debt acquired through acquisition for the nine months ended June 30, 2019 were as follows:

Beginning balance (September 30, 2018)	$587,700
Accretion of debt discount	28,100
Ending balance (June 30, 2019)	$615,800

This debt was assigned to Telemynd in connection with the Spin-off.